Short Term Loans (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jul. 11, 2019	Jun. 22, 2018	Feb. 09, 2018	Jan. 03, 2018
Short-Term Loans (Textual)
Borrow amount	$ 2,184,996	$ 2,553,989
Interest expense	$ 96,278	$ 82,507
RMB [Member]
Short-Term Loans (Textual)
Credit facility					$ 10,000,000	$ 7,000,000	$ 7,000,000
Weighted Average [Member]
Short-Term Loans (Textual)
Effective weighted average interest rate	5.231%	5.845%
China Merchants Bank [Member]
Short-Term Loans (Textual)
Borrow amount					$ 1,543,115	$ 1,111,712	$ 1,111,712
Borrow interest rate					5.655%	5.655%
China Merchants Bank [Member] | Subsequent Event [Member]
Short-Term Loans (Textual)
Borrow amount				$ 1,543,115